Note 12 - Revenue	12 Months Ended
Dec. 31, 2021
Notes to Financial Statements
Revenue from Contract with Customer [Text Block]

12. Revenue

Disaggregation of Revenue

In the following table, revenue is disaggregated by major product and service lines and timing of revenue recognition.

	Years Ended December 31
	2021	2020
	A$	A$
Major product/service lines
Coagulation testing products	2,667,541	2,565,747
Coagulation testing services	1,962,354	568,528
Other services	0	68,334
Wine testing products	1,147,856	0
	5,777,751	3,202,609

Timing of revenue recognition
Products and services transferred at a point in time	5,777,751	3,202,609
	5,777,751	3,202,609

Contract Balances

The following table provides information about receivables and contract liabilities from contracts with customers.

	December 31,
	2021	2020
	A$	A$
Receivables	476,164	73,073
Contract liabilities	38,431	1,628,426

The Company’s contract liabilities represent the Company’s obligation to transfer products to customers for which the Company has received consideration from customers, but the transfer has not yet been completed.

Significant changes in the contract assets and the contract liabilities balances during the period are as follows:

	Years Ended December 31,
	2021	2020
	A$	A$
Contract Liabilities - Current
Opening balance	1,628,426	2,682,404
Closing balance	38,431	1,628,426
Net increase/(decrease)	(1,589,995)	(1,053,978)
Contract Liabilities - Non-Current
Opening balance	0	1,421,680
Closing balance	0	0
Net increase/(decrease)	0	(1,421,680)

The Company expects all of the Company’s contract liabilities to be realized by December 31, 2022.